Condensed Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Cumulative Preferred Stock Series C and D [Member]	Sep. 30, 2012 Cumulative Preferred Stock Series C and D [Member]	Sep. 30, 2011 Cumulative Preferred Stock Series C and D [Member]
Preferred stock, par value (in Dollars per share)				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000		50,000	50,000	10,000,000	10,000,000	10,000
Preferred stock, shares issued				46,050	42,957	0	94,169	94,169
Preferred stock, shares outstanding				46,050	42,957	0	94,169	94,169
Series A 9% cumulative convertible preferred stock, liquidation preference (in Dollars)				$ 4,605,000	$ 4,295,700
Common stock par value (in Dollars per share)	$ 0.02	$ 0.02	$ 0.02
Common stock shares authorized	150,000,000	150,000,000	150,000,000
Common stock shares issued	89,016,988	26,567,193	20,446,704
Common stock shares outstanding	89,016,988	26,567,193	20,446,704